Earnings/(Loss) per Share ("EPS") - Additional Information (Detail) - ₨ / shares	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Earnings per share [abstract]
Nominal value per share	₨ 1	₨ 1	₨ 1